Allowance for Loan Losses and Impaired Loans	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses and Impaired Loans [Abstract]
Allowance for Loan Losses and Impaired Loans
Note 5. Allowance for Loan Losses and Impaired Loans

Allowance for Loan Losses

The allowance for loan losses is maintained at a level believed to be sufficient to provide for estimated loan losses based on evaluating known and inherent risks in the loan portfolio. The allowance is provided based upon management's comprehensive analysis of the pertinent factors underlying the quality of the loan portfolio. These factors include changes in the amount and composition of the loan portfolio, delinquency levels, actual loss experience, current economic conditions, and detailed analysis of individual loans for which the full collectability may not be assured. The detailed analysis includes methods to estimate the fair value of loan collateral and the existence of potential alternative sources of repayment. The allowance consists of specific and general components. The specific component relates to loans that are deemed impaired. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the recorded value of that loan. The general component covers the remaining loan portfolio not evaluated individually for impairment, and is based on historical loss experience adjusted for qualitative factors. The appropriateness of the allowance for loan losses on loans is estimated based upon these factors and trends identified by management at the time financial statements are prepared.

A provision for loan losses is charged against operations and is added to the allowance for loan losses based on quarterly comprehensive analyses of the loan portfolio. The allowance for loan losses is allocated to certain loan categories based on the relative risk characteristics, asset classifications and actual loss experience of the loan portfolio. While management has allocated the allowance for loan losses to various loan portfolio segments, the allowance is general in nature and is available for the loan portfolio in its entirety.

An analysis of the allowance for loan losses as of December 31 follows:

	2011	2010	2009
Balance, beginning	$4,542,420	$3,555,273	$3,359,946
Provision charged to expense	4,784,889	2,509,569	1,490,848
Recoveries of amounts charged off	217,351	180,898	32,952
Amounts charged off	(4,603,015)	(1,703,320)	(1,328,473)
Balance, ending	$4,941,645	$4,542,420	$3,555,273

The following table presents activity in the allowance by loan category and information on the loans evaluated individually for impairment and collectively evaluated for impairment as of December 31, 2011 and December 31, 2010:

Allowance for Loan Losses and Recorded Investment in Loans

	Commercial & Agricultural	Commercial Mortgage	Construction & Development	Farmland	Residential	Consumer & Other	Total
December 31, 2011
Allowance for loan losses:
Beginning Balance	$436,872	$777,515	$526,231	$710,368	$1,861,953	$229,481	$4,542,420
Charge-offs	(388,160)	(672,724)	(1,230,666)	(22,841)	(1,944,703)	(343,921)	(4,603,015)
Recoveries	86,539	688	6,000	-	48,776	75,348	217,351
Provision	262,911	783,486	1,243,174	(136,380)	2,337,019	294,679	4,784,889
Ending Balance	398,162	888,965	544,739	551,147	2,303,045	255,587	4,941,645
Ending balance: individually
evaluated for impairment	$62,854	$2,313	$17,130	$30,392	$74,951	$3,565	$191,205
Ending balance: collectively
evaluated for impairment	$335,308	$886,652	$527,609	$520,755	$2,228,094	$252,022	$4,750,440

Loans outstanding:
Ending balance	$13,708,212	$34,199,230	$17,931,604	$34,011,446	$108,708,567	$10,609,386	$219,168,445
Ending balance: individually
evaluated for impairment	$680,544	$3,414,811	$5,017,294	$6,988,231	$5,832,676	$34,390	$21,967,946
Ending balance: collectively
evaluated for impairment	$13,027,668	$30,784,419	$12,914,310	$27,023,215	$102,875,891	$10,574,996	$197,200,499

December 31, 2010
Allowance for loan losses:
Beginning Balance	$612,240	$531,670	$472,870	$394,067	$1,325,351	$219,075	$3,555,273
Charge-offs	(278,495)	(157,764)	(229,000)	(61,963)	(738,532)	(237,566)	(1,703,320)
Recoveries	74,024	2,397	557	64,416	13,864	25,640	180,898
Provision	29,103	401,212	281,804	313,848	1,261,270	22,332	2,509,569
Ending Balance	436,872	777,515	526,321	710,368	1,861,953	229,481	4,542,420
Ending balance: individually
evaluated for impairment	$-	$28,082	$-	$32,410	$55,185	$-	$115,677
Ending balance: collectively
evaluated for impairment	$436,872	$749,433	$526,321	$677,958	$1,806,768	$229,481	$4,426,743

Loans outstanding:
Ending balance	$16,925,908	$40,342,235	$21,308,301	$33,224,917	$127,613,043	$13,640,974	$253,055,378
Ending balance: individually
evaluated for impairment	$-	$2,020,678	$2,718,524	$2,913,440	$5,052,920	$-	$12,705,562
Ending balance: collectively
evaluated for impairment	$16,925,908	$38,321,557	$18,589,777	$30,311,477	$122,560,123	$13,640,974	$240,349,816

Management closely monitors the quality of the loan portfolio and has established a loan review process designed to help grade the quality of the Bank's loan portfolio. The Bank's loan ratings coincide with the "Substandard," "Doubtful" and "Loss" classifications used by federal regulators in their examination of financial institutions. Generally, an asset is considered Substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. Substandard assets include those characterized by the distinct possibility that the insured financial institution will sustain some loss if the deficiencies are not corrected. Assets classified as Doubtful have all the weaknesses inherent in assets classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable. Assets classified as Loss are those considered uncollectible, and of such little value that its continuance on the books is not warranted. Assets that do not currently expose the insured financial institutions to sufficient risk to warrant classification in one of the aforementioned categories but otherwise possess weaknesses are designated "Special Mention." Management also maintains a listing of loans designated "Watch". These loans represent borrowers with declining earnings, strained cash flow, increasing leverage and/or weakening market fundamentals that indicate above average risk. As of December 31, 2011 and December 31, 2010, the Bank had no loans graded "Doubtful" or "Loss" included in the balance of total loans outstanding.

The following table lists the loan grades utilized by the Bank and the corresponding total of outstanding loans in each category as of December 31, 2011 and December 31, 2010:

Credit Risk Profile by Internally Assigned Grades

	Loan Grades
	Pass	Watch	Special Mention	Substandard	Total
December 31, 2011
Real Estate Secured:
1-4 residential construction	$494,146	$-	$-	$63,000	$557,146
Commercial construction	331,613	-	-	-
Land development & other land	10,104,050	652,059	292,485	5,994,251	17,042,845
Farmland	22,705,684	1,501,012	1,640,587	8,164,163	34,011,446
1-4 residential mortgage	77,852,671	2,054,982	2,722,842	8,709,898	91,340,393
Multifamily	2,060,482	662,971	-		2,723,453
Home equity and second mortgage	11,375,249	639,369	480,225	2,149,878	14,644,721
Commercial mortgage	24,015,569	2,055,363	2,560,894	5,567,404	34,199,230
Non-Real Estate Secured:
Commercial & agricultural	11,538,611	679,021	253,522	994,245	13,465,399
Financial institutions		-	242,813		242,813
Civic organizations	360,715	-	-		360,715
Consumer-auto	2,862,264	9,799	17,125	43,165	2,932,353
Consumer-other	6,984,580	14,841	138,515	178,382	7,316,318
Total	$170,685,634	$8,269,417	$8,349,008	$31,864,386	$219,168,445

	Loan Grades
			Special
	Pass	Watch	Mention	Substandard	Total
December 31, 2010
Real Estate Secured:
1-4 residential construction	$694,877	$-	$-	$115,238	$810,115
Commercial construction	218,345	-	-	-	218,345
Loan development &
other land	13,090,447	1,734,074	545,952	4,909,368	20,279,841
Farmland	23,512,660	1,558,170	1,703,049	6,451,038	33,224,917
1-4 residential mortgage	102,301,105	1,049,301	200,489	8,715,499	112,266,394
Multifamily	2,863,816	-	-	-	2,863,816
Home equity and second
mortgage	12,111,438	121,792	-	249,603	12,482,833
Commercial mortgage	30,756,084	3,578,944	721,327	5,285,881	40,342,236
Non-Real Estate Secured:
Commercial & agricultural	15,444,342	301,909	-	856,636	16,602,887
Financial institutions	-	-	323,021	-	323,021
Civic organizations	471,939	-	-	-	471,939
Consumer-auto	4,447,086	-	-	86,576	4,533,662
Consumer-Other	8,536,033	2,123	-	97,216	8,635,372
Total	$214,448,172	$8,346,313	$3,493,838	$26,767,055	$253,055,378

Loans may be placed in nonaccrual status when, in management's opinion, the borrower may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received. Payments received are first applied to principal, and any remaining funds are then applied to interest. Loans are removed from nonaccrual status when they are deemed a loss and charged to the allowance, transferred to foreclosed assets, or returned to accrual status based upon performance consistent with the original terms of the loan or a subsequent restructuring thereof.

The following table presents an age analysis of nonaccrual and past due loans by category as of December 31, 2011 and December 31, 2010:

Analysis of Past Due and Nonaccrual Loans

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due		Total Past Due	Current	Total loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2011
Real Estate Secured:
1-4 residential construction	-		$	- $63,000	$63,000	$494,146	$557,146	$-	$63,000
Commercial construction						331,613	331,613
Land development & other land	241,031	464,326		4,083,688	4,789,045	12,253,800	17,042,845		4,891,184
Farmland	398,146	665,577		3,559,159	4,622,882	29,388,564	34,011,446		6,779,457
1-4 residential mortgage	2,337,732	1,100,428		4,255,532	7,693,692	83,646,701	91,340,393	364,926	5,759,832
Multifamily	-				-	2,723,453	2,723,453
Home equity and second mortgage	315,568	176,448		844,737	1,336,753	13,307,968	14,644,721	76,231	1,079,672
Commercial mortgage	264,664	78,983		2,110,790	2,454,437	31,744,793	34,199,230	18,343	3,374,650
Non-Real Estate Secured:
Commercial & agricultural	211,542	402,399		158,467	772,408	12,692,991	13,465,399		602,682
Financial institutions	-				-	242,813	242,813
Civic organizations	-	-		-	-	360,715	360,715
Consumer-auto	45,568	31,314		24,443	101,325	2,831,028	2,932,353	17,048	7,395
Consumer-other	109,290	14,986		108,204	232,480	7,083,838	7,316,318	61,339	47,771
Total	$3,923,541	$2,934,461		$15,208,020	$22,066,022	$197,102,423	$219,168,445	$537,887	$22,605,643

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2010
Real Estate Secured:
1-4 residential construction	$-	$115,238	$-	$115,238	$694,877	$810,115	$-	$
Commercial construction	-			-	218,345	218,345
Land development & other land	431,277	27,641	2,841,698	3,300,616	16,979,225	20,279,841	51,809		2,901,203
Farmland	509,005	1,003,879	2,936,006	4,448,890	28,776,027	33,224,917	-		3,507,668
1-4 residential mortgage	4,632,469	2,300,063	5,928,980	12,861,512	99,404,882	112,266,394	724,270		6,047,300
Multifamily	-			-	2,863,816	2,863,816	-		-
Home equity and second mortgage	165,669	63,459	244,616	473,744	12,009,089	12,482,833	56,704		188,900
Commercial mortgage	487,226	319,431	2,493,535	3,300,192	37,042,044	40,342,236	-		2,579,645
Non-Real Estate Secured:
Commercial & agricultural	249,260	272,044	432,584	953,888	15,648,999	16,602,887			432,584
Financial institutions	-			-	323,021	323,021			-
Civic organizations	-	-	-	-	471,939	471,939	-		-
Consumer-auto	150,589	44,017	78,536	273,142	4,260,520	4,533,662	65,413		13,124
Consumer-other	223,490	23,340	72,216	319,046	8,316,326	8,635,372	37,779		39,437
Total	$6,848,985	$4.169,112	$15,028,171	$26,046,268	$227,009,110	$253,055,378	$935,975		$15,709,861

Impaired Loans

A loan is considered impaired when it is probable that the Bank will be unable to collect all contractual principal and interest payments due in accordance with the original or modified terms of the loan agreement. Smaller balance homogenous loans may be collectively evaluated for impairment. Impaired loans are measured based on the estimated fair value of the collateral less estimated cost to sell if the loan is considered collateral dependent. Impaired loans not considered to be collateral dependent are measured based on the present value of expected future cash flows. The valuation of real estate collateral is subjective in nature and may be adjusted in future periods because of changes in economic conditions. Management considers third-party appraisals, as well as independent fair market value assessments in determining the estimated fair value of particular properties. In addition, as certain of these third-party appraisals and independent fair market value assessments are only updated periodically, changes in the values of specific properties may have occurred subsequent to the most recent appraisals. Accordingly, the amounts of any such potential changes and any related adjustments are generally recorded at the time such information is received. When the measurement of the impaired loan is less than the recorded investment in the loan, impairment is recognized by creating or adjusting an allocation of the allowance for loan losses and uncollected accrued interest is reversed against interest income. If ultimate collection of principal is in doubt, all cash receipts on impaired loans are applied to reduce the principal balance.

As of December 31, 2011 and December 31, 2010, respectively, the recorded investment in impaired loans totaled $21,967,946 and $12,705,562. The average age of the third-party appraisal or independent assessment used to measure impairment on our collateral-dependent loans at December 31, 2011 was 13 months. The Bank's current practice is to consider an appraisal or assessment to be current if it is less than 18 months old. The total amount of collateral-dependent impaired loans at December 31, 2011 and December 31, 2010, respectively, was $18,219,185 and $11,867,568, of these $14,849,143 and $7,051,584 were measured for impairment using appraisals aged less than 18 months. The remaining $3,370,042 and $4,815,984 of collateral-dependent impaired loans was measured for impairment using existing appraisals discounted 15-20% for age and other pertinent factors. As of December 31, 2011 and December 31, 2010, respectively, $3,925,933 and $2,632,439 of the recorded investment in impaired loans did not require specific reserves because they had been written down to the fair value of collateral through a direct charge-off. The Bank had $7,585,520 and $2,221,791 in troubled debt restructured loans included in impaired loans at December 31, 2011 and December 31, 2010, respectively.

The categories of nonaccrual loans and impaired loans overlap, although they are not coextensive. The Bank considers all circumstances regarding the loan and borrower on an individual basis when determining whether an impaired loan should be placed on nonaccrual status, such as the financial strength of the borrower, the estimated collateral value, reasons for the delay, payment record, the amount past due and the number of days past due.

The following table is a summary of information related to impaired loans as of December 31, 2011 and December 31, 2010:

Impaired Loans

	Recorded Investment (1)	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011
With no related allowance recorded:
1-4 Residential Construction	$63,000	$115,238	$-	$47,293	$-
Land development & other land	4,666,763	5,591,104	-	3,154,134	-
Farmland	6,187,137	6,187,137	-	5,222,771	45,059
1-4 residential mortgage	4,397,661	5,021,591	-	5,289,195	10,823
Commercial mortgage	2,894,820	3,214,076	-	2,327,091	8,446
Commercial & agricultural	144,034	144,034	-	105,439	28
Consumer & other	-	-	-	-
Subtotal	18,353,415	20,273,180	-	16,145,923	64,356
With an allowance recorded:
1-4 Residential Construction		-	-	-	-
Land development & other land	287,531	335,779	17,130	158,872	9,695
Farmland	801,094	801,094	30,392	81,619	-
1-4 residential mortgage	1,435,015	1,481,238	74,951	717,354	32,097
Commercial mortgage	519,991	519,991	2,313	22,794	-
Commercial & agricultural	536,510	536,510	62,854	205,647	2,738
Consumer & other	34,390	34,390	3,565	3,769	241
Subtotal	3,614,531	3,709,002	191,205	1,190,055	44,771
Totals:
1-4 Residential Construction	63,000	115,238		47,293	-
Land development & other land	4,954,294	5,926,883	17,130	3,313,006	9,695
Farmland	6,988,231	6,988,231	30,392	5,304,390	45,059
1-4 residential mortgage	5,832,676	6,502,829	74,951	6,006,549	42,920
Commercial mortgage	3,414,811	3,734,067	2,313	2,349,885	8,446
Commercial & agricultural	680,544	680,544	62,854	311,086	2,766
Consumer & other	34,390	34,390	3,565	3,769	241
Total	$21,967,946	$23,982,182	191,205	$17,335,978	$109,127
December 31, 2010
With no related allowance recorded:
Land development & other land	$2,718,524	$2,859,524	$-	$3,281,024	$93,528
Farmland	2,492,274	2,492,274	-	1,456,624	6,962
1-4 residential mortgage	3,770,193	4,034,832	-	3,937,023	650
Commercial mortgage	1,896,597	2,013,961	-	1,752,938	-
Commercial & agricultural		-	-	154,225	-
Subtotal	10,877,588	11,400,591	-	10,581,834	101,140
With an allowance recorded:
Land development & other land	-	-	-	-	-
Farmland	421,166	421,166	32,410	421,166	-
1-4 residential mortgage	1,282,727	1,282,727	55,185	558,976	8,391
Commercial mortgage	124,081	124,081	28,082	124,082	-
Commercial & agricultural	-	-	-	-	-
Subtotal	1,827,974	1,827,974	115,677	1,104,224	8,391
Totals:
Land development & other land	2,718,524	2,859,524	-	3,281,024	93,528
Farmland	2,913,440	2,913,440	32,410	1,877,790	6,962
1-4 residential mortgage	5,052,920	5,317,559	55,185	4,495,999	9,041
Commercial mortgage	2,020,678	2,138,042	28,082	1,877,020	-
Commercial & agricultural	-	-	-	154,225	-
Total	$12,705,562	$13,228,565	$115,677	$11,686,058	$109,531

(1) Recorded investment is the loan balance, net of any charge-offs

The average annual recorded investment in impaired loans and interest income recognized on impaired loans for the year ended December 31, 2009 (approximate) are summarized below:

2009

Average investment in impaired loans	$10,356,198
Interest income recognized on impaired loans	$424,635
Interest income recognized on a cash basis on impaired loans	$430,623

No additional funds are committed to be advanced in connection with impaired loans.

Troubled Debt Restructuring

As a result of adopting the amendments in ASU 2011-02, the Bank reassessed restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Bank identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, the Bank identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310- 10-35 for those loans newly identified as impaired. At the end of the first interim period of adoption (December 31, 2011), the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $203,507. The allowance for loan losses associated with those loans on the basis of a current evaluation of loss was $0.

A troubled debt restructured loan is a loan for which the Bank, for reasons related to the borrower's financial difficulties, grants a concession to the borrower that the Bank would not otherwise consider.

The loan terms which have been modified or restructured due to a borrower's financial difficulty, include but are not limited to: a reduction in the stated interest rate; an extension of the maturity at an interest rate below current market; a reduction in the face amount of the debt; a reduction in the accrued interest; or re-aging, extensions, deferrals and renewals. Troubled debt restructured loans are considered impaired and are individually evaluated for impairment.

The following table sets forth information with respect to the Bank's troubled debt restructurings as of December 31, 2011:

	Number of Contracts	Pre-Modification Outstanding Recorded Investment (1)	Post- Modification Outstanding Recorded Investment (1)
Troubled Debt Restructurings
Land development & other land	2	$520,539	$520,539
Farmland	6	2,369,259	2,571,336
1-4 residential mortgage	16	2,235,233	2,316,883
Commercial mortgage	8	2,223,864	2,231,131
Commercial & agricultural	7	351,499	357,915
Consumer & other	1	34,389	34,389

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Troubled debt restructurings:
Land development & other land	2	$361,825
Farmland	1	$350,000
1-4 residential mortgage	2	$215,486
Commercial mortgage	2	$657,382
Commercial & agricultural	2	$39,662
Consumer & other	-	$-

As of December 31, 2011, the Bank had 9 loans that had previously been restructured that were in default. Restructured loans are deemed to be in default if they become past due by 30 days or more.